Derivative warrant liabilities - Bought deal narrative (Details) - USD ($)		12 Months Ended
	Dec. 28, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ 162,324,000	$ 7,821,000
Proceeds from exercise of derivative warrants		8,684,000	$ 0
Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares	$ 28,750,000
Derivative warrant liabilities	7,223,000
Share issue related cost	594,000
Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares	$ 28,750,000
Number of units issued	12,778,000
Share issuance, price per share (in dollars per share)	$ 2.25
Common shares
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ (162,324,000)
Common shares | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	1
Warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised		(85,000)	(1,001,000)
Revaluation of derivative warrant liability		$ 28,781,000	$ (1,732,000)
Warrants | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Proceeds from exercise of derivative warrants		8,596,000
Fair value of warrants on exercise dates		16,266,000
Increase (decrease) through exercise of share purchase warrants		12,421,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities		3,844,000
Number of warrants exercised			0
Derivative warrant liabilities (note 10)		8,948,000	$ 7,405,000
Revaluation of derivative warrant liability		17,808,000	182,000
Revaluation of derivative warrant liability		17,808,000	182,000
Warrants | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	0.50
Warrant exercise period	5 years
Exercise price, price per unit (in dollars per share)	$ 3.00	$ 3.00
Other income (expense) | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Share issue related cost			$ 655,000